Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

10. Share Capital

a)    Issuances for Cash

There were no shares issued for cash during 2022 or 2021.

b) Share-Based Compensation

The Omnibus Share Compensation Plan ("Omnibus Plan") was created to align the interests of the Company's employees, directors, officers and consultants with those of shareholders.  Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company's shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company's shareholders most recently on June 16, 2021.  The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date.

During 2022, the Company recorded $2.196 million for share-based compensation (2021 - $1.446 million) with $1.919 million expensed to share-based compensation (2021 - $1.199 million) and $0.277 million capitalized to mineral property, plant and equipment (2021 - $0.247 million).  The offsetting entries were to equity reserves for $1.251 million (2021 - $0.791 million), share capital for $0.185 million (2021 - $0.204 million) and payables for $0.760 million (2021 - $0.451 million).  Total share-based compensation for the period comprised $2.011 million for restricted share units (2021 - $1.242 million) and $0.185 million for issuance of 71,196 unrestricted shares (2021 - $0.204 million for 58,032 shares).  Vesting of restricted share units during the period resulted in $1.365 million being transferred from equity reserves to share capital (2021 - $0.610 million).

c) Share Options

Share options granted may not exceed a term of ten years and the expiration date is accelerated if the grantee ceases to be an eligible person under the Omnibus Plan.

Details of the share options outstanding are as follows:

	Year ended December 31,
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	1,935,300	$7.19	2,295,200	$7.51
Expired	(838,600)	6.65	(359,900)	9.22
Outstanding - end of period	1,096,700	$7.61	1,935,300	$7.19

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 5.50	25,000	25,000	$3.90	7.49
5.51 to 7.00	75,000	75,000	6.41	2.70
7.01 to 8.70	946,700	876,800	7.69	0.82
8.71 to 10.57	50,000	50,000	9.92	3.35
	1,096,700	1,026,800	$7.61	1.21

As at December 31, 2022 all outstanding share options are vested and exercisable, with the exception of 69,900 scheduled to vest upon production.  The outstanding share options have expiry periods between 0.02 and 7.49 years and are expected to primarily be settled in shares upon exercise.

d) Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.
Details of the restricted shares and restricted share units are as follows:

	Year ended December 31,
	2022	2021
Outstanding - beginning of period	1,502,496	1,151,035
Granted	743,110	505,726
Vested	(804,756)	(154,265)
Forfeited	(113,666)	-
Outstanding - end of period	1,327,184	1,502,496
As at December 31, 2022, outstanding restricted shares and restricted share units are scheduled to vest upon completion of specific targets or dates (construction finance - 86,557; production - 45,261; January 2023 - 431,816; January 2024 - 570,554 and other - 76,364). The remaining 116,632 outstanding restricted share units have vested but share delivery is deferred until retirement, termination, or death. The Company expects 550,981 outstanding restricted share units will be settled in cash and the remainder will be settled in shares as allowed under the Omnibus Plan.

During 2022, the Company granted 743,110 restricted share units (2021 - 505,726) which had a fair value of $2.031 million (2021 - $1.573 million) to be expensed over the vesting periods.

During 2022, there were 522,617 restricted share units (2021 - 87,072) settled upon vesting with shares and 282,139 restricted share units (2021- 67,193) settled upon vesting with cash for $0.726 million (2021 - $0.214 million).

e) Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004.  The Company has authorized 364,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet. At the Company's Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved issuance of these shares upon achievement of Milestone 4. Regulatory approval is also required prior to issuance of these shares. The fair value of these unissued bonus shares has been fully amortized.

Details of the bonus shares are as follows:

	Year ended December 31,
	2022		2021
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

f) Share Purchase Warrants

Details of the share purchase warrants are as follows:

	Year ended December 31,
	2022		2021
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	745,307	$6.38	3,137,918	$8.04
Expired	-	-	(2,392,611)	8.56
Outstanding - end of period	745,307	$6.38	745,307	$6.38
The outstanding share purchase warrants have an expiry period of 1.25 years, subject to acceleration in certain circumstances.